Variable Interest Entities (Information about Non-consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Variable Interest Entity [Line Items]
Total assets		¥ 18,002,776	¥ 16,866,251	¥ 16,322,100
Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		193,594	136,227
Investments		473,273	356,194
Maximum exposure to loss	[1]	822,976	622,655
Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		51,872,003	37,659,824
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		193,594	132,495
Investments		13,854	11,224
Maximum exposure to loss	[1]	224,253	149,602
Acquisition of real estate and real estate development projects for customers | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		2,402,850	1,859,420
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Corporate rehabilitation support business | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate rehabilitation support business | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		0	0
Investment in securities | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		384,074	272,927
Maximum exposure to loss	[1]	503,326	375,942
Investment in securities | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		44,644,882	32,105,994
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		2,859	0
Maximum exposure to loss	[1]	2,859	0
Securitizing financial assets such as finance lease receivable and loan receivable | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		5,038	0
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		16,876	16,437
Maximum exposure to loss	[1]	16,876	16,437
Securitization of loan receivable originated by third parties | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		651,109	760,293
Power generation projects | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	0
Investments		5,076	3,945
Maximum exposure to loss	[1]	5,076	5,195
Power generation projects | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		24,427	19,499
Other VIEs | Non Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Non-recourse loans		0	3,732
Investments		50,534	51,661
Maximum exposure to loss	[1]	70,586	75,479
Other VIEs | Non Consolidated VIEs [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Total assets		¥ 4,143,697	¥ 2,914,618

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.